Significant Events After the Reporting Periods - Additional Information (Detail) - Apr. 08, 2019 - Disposal of major subsidiary [member] - JMC ELECTRONICS CO., LTD. [member]
$ in Thousands, $ in Thousands
	TWD ($) shares	USD ($) shares
Disclosure of events after reporting period [Line Items]
Number of common shares disposed	9,100,000	9,100,000
Percentage of disposal of equity investment in associate	9.10%	9.10%
Gain on disposal of investment in associates	$ 973,609	$ 31,807